Earnings (loss) Per Share	12 Months Ended
Dec. 31, 2013
Earnings (loss) Per Share
Earnings (loss) Per Share

13. Earnings (loss) Per Share

        The Group had the following securities which could potentially dilute basic net earnings per share in the future, but which were excluded from the computation of diluted net earnings per share in the periods presented, as their effects would have been anti-dilutive.

	As of December 31,
	2011	2012	2013
Employee Stock Options	7,167,138	6,657,794	—
Series A Preferred Shares	20,212,500	—	—
Series B Preferred Shares	8,166,667	—	—
Non-vested ordinary shares	—	741,500	—

        Basic net earnings (loss) per share is based on the weighted average number of common shares outstanding during each period. For the purpose of calculating basic earnings per share as a result of the Reorganization, the number of ordinary shares used in the calculation reflects the issuance of ordinary shares as if it took place on August 22, 2008.

        Basic earnings (loss) per share and diluted earnings per share have been calculated for the years ended December 31, 2011, 2012 and 2013 as follows:

	1.1.2011 to 12.31.2011	1.1.2012 to 12.31.2012	1.1.2013 to 12.31.2013
	$	$	$
Numerator:
Net (loss) income	(107,271,525)	(9,472,074)	52,299,863
Deemed dividend on issuance of Series A
Preferred Shares	(49,214,977)	—	—

Net (loss) income attributable to ordinary shareholders	(156,486,502)	(9,472,074)	52,299,863

Denominator:
Weighted-average ordinary shares, outstanding—basic	46,255,574	88,849,206	108,962,637
Weighted-average ordinary shares, outstanding—diluted	46,255,574	88,849,206	115,495,173
Basic net (loss) earnings per share	(3.38)	(0.11)	0.48
Diluted net (loss) earnings per share	(3.38)	(0.11)	0.45

        The Series A and B Preferred shares are convertible participating securities but have not been included in the computation of basic net loss per share for the periods presented, as based on the contractual terms, Series A and B Preferred shareholders have no contractual obligation to share in the losses of the Company.

        The Company granted a number of non-vested ordinary shares to an executive officer and certain employees during 2012 (refer to Note 16 (d)), these non-vested shares are not included in the computation of basic earnings per share. Such shares are considered contingently returnable shares because in the event a non-vested shareholder's employment for the Company is terminated for any reason prior to the fourth anniversary of the grant date, the outstanding non-vested shares shall be forfeited and automatically transferred to and reacquired by the Company at nil consideration.